Digital Assets	12 Months Ended
Dec. 31, 2025
Digital Assets
Digital Assets

6. Digital Assets

Adoption of ASU 2023-08, Accounting for and Disclosure of Crypto Assets:

Effective during the third quarter of 2025, the Company adopted ASU 2023-08, which requires entities to measure crypto assets at fair value with changes recognized in the Consolidated Statement of Operations each reporting period. The Company’s did not hold any digital assets prior to the release of ASU 2023-08 and no accounting for the transition guidance was necessary.

The following table presents a reconciliation of the fair values of the Company’s investments in digital assets as of December 31, 2025.

Digital Assets
Balance as of December 31, 2024	$-
Purchases	1,998
Dispositions	(1,595)
Realized losses on dispositions	(403)
Balance as of December 31, 2025	$-

The Company disposed of all digital asset holdings during the fourth quarter of the year ended December 31, 2025.